Christopher J. Madin Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America 280 Trumbull Street, Hartford, CT 06103 Tel: 860-534-6087 christopher.madin@prudential.com

May 26, 2021

Alberto H. Zapata, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management - Disclosure Review and Accounting Office
100 F Street NE
Washington DC 20549

Re:
PruLife® SVUL Protector® submission
Pruco Life Insurance Company (“Pruco Life”)
Pruco Life Variable Universal Account
Form N-6 Post-Effective Amendment No. 2 to Registration No. 333-237297 and Amendment No. 210 to Registration No. 811-05826

Mr. Zapata:

We are filing Post-Effective Amendment No. 2 to the above-referenced registration statement on Form N-6. This amendment is being filed pursuant to Rule 485(a), solely for the purpose of including in this registration statement a new Prospectus relating to certain new features. This amendment does not amend or delete the currently effective PruLife® SVUL Protector® (“SVULP 2020”) Prospectus, Statement of Additional Information, or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein. SVULP 2020 has been offered continuously since it was declared effective on June 26, 2020. Upon completion of a subsequent 485(b) filing, and subject to state approval, this new version of PruLife® SVUL Protector® (“SVULP 2021”) will replace SVULP 2020 for new offers and sales.

PruLife® SVUL Protector® is issued by Pruco Life Insurance Company ("Pruco Life") and one of its separate accounts, the Pruco Life Variable Universal Account (the “Account”). The Account, a unit investment trust, is registered under the Investment Company Act of 1940 and there is, on file, a registration statement on Form N-8B-2, Registration No. 811-05826.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the PruLife® SVUL Protector®

design as listed below. Except as disclosed below, the disclosure set forth in this registration statement is not substantially different from disclosure previously filed and approved by the Commission in relation to PruLife® SVUL Protector®.

In order to assist with the review, we are providing you with a courtesy copy of these registration statements and a comparison document. The comparison document includes the Prospectus and Statement of Additional Information of this registration statement compared to the same documents in the most recent SVULP 2020 485b filing. The differences are color-coded to highlight the changes that we have made in this filing. New text has been underlined and deleted text is represented with a "-" through the deleted text.

The significant differences between SVULP 2021 and SVULP 2020 reflect the repricing of current and guaranteed sales loads, current and shadow COIs, current per-1000 charges, the shadow interest rate, and surrender charges. The comparison document also reflects additional non-material changes that were made to reflect comments that we received from the Staff in connection with our most recent N-6 filing for VUL Protector® (Registration No. 333-252985).

To meet Pruco Life’s internal product launch deadline, we would appreciate Staff comments within forty-five (45) calendar days of this filing. After receiving and addressing staff comments, we will file a Post-Effective Amendment to the Registration Statement that will include, among other things, financial statements of the Depositor and Registrant, applicable opinions and consents, and any other exhibits required by Form N-6.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (860) 534-6087 (office) or (860) 459-2006 (cell).

Respectfully yours,

/s/ Christopher J. Madin	May 26, 2021

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

Via EDGAR